Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	60 Months Ended	108 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000175155 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV
Average Annual Return, Percent		(7.53%)	4.14%	4.86%
C000264203 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV
Average Annual Return, Percent	0.43%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		17.88%	14.42%	14.96%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	0.08%
Dow Jones U S Select Short Term REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Short-Term REIT Index
Average Annual Return, Percent		(7.25%)	4.51%	5.22%
Dow Jones U S Select REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Index
Average Annual Return, Percent		3.67%	6.65%	4.66%
Bloomberg Global Aggregate ex USD Index Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex‑USD Index (Hedged)
Average Annual Return, Percent	0.65%